Interests in associates (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Summary of detailed information about interest in associates

2022
$
Interests in associates (note 33(C))	788,472

Summary of interests in associates

	Place of	Particular
Name of	incorporation/	of issued and	Proportion of nominal value of
an associate	operation	paid-up capital	issue capital held by the Company				Principal activity
			2022		2021
			Directly Indirectly		Directly Indirectly
			%	%	%	%
アクトメッド株式会社 (“ACTmed Co., Ltd.” )	Japan	1,347 ordinary shares	—	24.85	—	—	Precise cancer genetic testing services
CERBACT Asia Holdings Pte. Ltd. (“CERBACT”)	Singapore	100 ordinary shares	—	26.04	—	—	Investment holdings

Summary of detailed information about financial information of associates

2022
$
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	788,472
Aggregate amounts of the Group’s share of those associates’ loss and total comprehensive income	—